February 17, 2012

VIA EDGAR

The United States Securities
  and Exchange Commission
SEC Headquarters
100 F Street N.E.
Washington, D.C.  20549-8629

Subject:	Nationwide VLI Separate Account - 7
Nationwide Life Insurance Company
SEC File No. 333-149295
CIK No. 0001299473

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VLI Separate Account – 7 (the “Variable Account”) and Nationwide Life Insurance Company, (the “Company”) we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 7 to the Registration Statement for the Company and the Variable Account which became effective February 14, 2012.

Please contact the undersigned at (614) 677-5276 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ CHRISTINE WALKUP
Christine Walkup
Assistant General Counsel